ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE 1. ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reven Housing REIT, Inc. and Subsidiaries (the “Company”) was initially incorporated in the State of Colorado and then recently converted to a Maryland corporation on April 1, 2014. The Company acquires portfolios of occupied and rented single-family homes throughout the United States with the objective of receiving income from rental property activity and future profits from the sale of rental property at appreciated values.
Basis of Presentation
The accompanying unaudited condensed consolidated interim financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments (which include only normal recurring adjustments except as noted in management’s discussion and analysis of financial condition and results of operations) necessary to present fairly the financial position, results of operations and changes in cash flows have been made.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the 2013 Annual Report on Form 10-K, filed March 25, 2014. The results of operations for the quarter ended March 31, 2014 are not necessarily indicative of the operating results for the full year.
Principles of Consolidation
The accompanying financial statements consolidate the accounts of the Company and its wholly-owned subsidiaries, Reven Housing Georgia, LLC and Reven Housing Texas, LLC. All significant inter-company transactions have been eliminated in consolidation.
New Accounting Pronouncements
The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.
Rents and Other Receivables
Rents and other receivables represent the amount of rent receivables, security deposits and net rental funds which are held by the property manager on behalf of the Company, net of any allowance for amounts deemed uncollectible.
Deferred Stock Issuance Costs
Deferred stock issuance costs represent amounts paid for consulting services and other offering expenses in conjunction with the future raising of additional capital to be performed within one year. These costs are charged against additional paid-in capital as a cost of the stock issuance upon closing of the respective stock placement.
Warrant Issuance and Note Conversion Feature
The Company accounts for the proceeds from the issuance of convertible notes payable with detachable stock purchase warrants and embedded conversion features in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 470-20, Debt with Conversion and Other Options. Under FASB ASC 470-20, the proceeds from the issuance of a debt instrument with detachable stock purchase warrants shall be allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds allocated to the warrants is accounted for as additional paid-in capital and the remaining proceeds are allocated to the debt instrument which resulted in a discount to debt which is amortized and charged as interest expense over the term of the note agreement. Additionally, pursuant to FASB ASC 470-20, the intrinsic value of the embedded conversion feature of the convertible notes payable is included in the discount to debt and amortized and charged to interest expense over the life of the note agreement.
Revenue Recognition
Property is leased under rental agreements of generally one year and revenue is recognized over the lease term on a straight-line basis.
Income Taxes
The Company intends to elect to be taxed as a REIT, as defined in the Internal Revenue Code, commencing with the taxable year ended December 31, 2014. Management believes that the Company will be able to satisfy the requirements for qualification as a REIT. Accordingly, the Company is not expecting to be subject to federal income tax, provided that it qualifies as a REIT and distributions to the stockholders equal or exceed REIT taxable income.
However, qualification and taxation as a REIT depends upon the Company’s ability to meet the various qualification tests imposed under the Internal Revenue Code related to the percentage of income that are earned from specified sources, the percentage of assets that fall within specified categories, the diversity of capital stock ownership, and the percentage of earnings that are distributed. Accordingly, no assurance can be given that the Company will be organized or be able to operate in a manner so as to qualify or remain qualified as a REIT. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates, and the Company may be ineligible to qualify as a REIT for four subsequent tax years. Even if the Company qualifies as a REIT, it may be subject to certain state or local income taxes.
The tax benefit of uncertain tax positions is recognized only if it is “more likely than not” that the tax position will be sustained, based solely on its technical merits, with the taxing authority having full knowledge of relevant information. The measurement of a tax benefit for an uncertain tax position that meets the “more likely than not” threshold is based on a cumulative probability model under which the largest amount of tax benefit recognized is the amount with a greater than 50% likelihood of being realized upon ultimate settlement with the taxing authority, having full knowledge of all the relevant information. As of December 31, 2013 and March 31, 2014, the Company had no unrecognized tax benefits. The Company does not anticipate a significant change in the total amount of unrecognized tax benefits during 2014.
Incentive Compensation Plan
During 2012, the Company established the 2012 Incentive Compensation Plan, which was subsequently amended and restated in December 2013 (“2012 Plan”). The 2012 Plan allows for the grant of options and other awards representing up to 33,000,000 shares of the Company’s common stock. Such awards may be granted to officers, directors, employees, consultants and other persons who provide services to the Company or any related entity. Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value. Awards are exercisable over a period of time as determined by a committee designated by the Board of Directors, but in no event longer than ten years.
On April 4, 2014, the Board of Directors authorized the issuance of, and the Company issued, an aggregate of 975,000 shares of the Company’s common stock under the 2012 Plan to the members of the Board of Directors as compensation for their services through March 31, 2014.
Net Loss Per Share
Net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company’s preferred stock (if any), are not included in the computation if the effect would be anti-dilutive and would increase the earnings or decrease loss per share. For the three months ended March 31, 2013 there were no shares that were potentially dilutive. For the three months ended March 31, 2014, potentially dilutive securities excluded from the calculations were 5,271,760 shares issuable upon exercise of outstanding warrants granted in conjunction with the convertible notes.
Financial Instruments
The carrying value of the Company’s financial instruments, as reported in the accompanying condensed consolidated balance sheets, approximates fair value.
Security Deposits
Security deposits represent amounts deposited by tenants at the inception of the lease.
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and reported amounts of expenses for the periods presented. Accordingly, actual results could differ from those estimates. Significant estimates include assumptions used to determine the allocation of purchase prices of property acquisitions (Note 1).
Property Acquisitions
The Company accounts for its acquisitions of real estate in accordance with FASB ASC 805, Accounting for Business Combinations, Goodwill, and Other Intangible Assets, which requires the purchase price of acquired properties be allocated to the acquired tangible assets and liabilities, consisting of land, building, and identified intangible assets, consisting of the value of above-market and below-market leases, the value of in-place leases, unamortized lease origination costs and security deposits, based in each case on their fair values.
The Company allocates the purchase price to tangible assets of an acquired property (which includes land and building) based on the estimated fair values of those tangible assets, assuming the property was vacant. Fair value for land and building is based on the purchase price for these properties. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair values of the tangible and intangible assets and liabilities acquired.
The total value allocable to intangible assets acquired, which consists of unamortized lease origination costs and in-place leases (including an above-market or below-market component of an acquired in-place lease), are allocated based on management’s evaluation of the specific characteristics of each tenant’s lease and the Company’s overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of the existing business relationships with the tenant, growth prospects for developing new business with the tenant, the remaining term of the lease and the tenant’s credit quality, among other factors. For acquisitions made in 2013 and 2014, management has determined that no value is required to be allocated to intangible assets, as the leases assumed are short-term with values that are insignificant.
Land, Buildings and Improvements
Land, buildings and improvements are recorded at cost and depreciated over estimated useful lives of approximately 27.5 years using the straight-line method. Maintenance and repair costs are charged to operations as incurred.
The Company assesses the impairment of long-lived assets, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the asset’s carrying value with its fair value, as measured by the anticipated undiscounted net cash flows of the asset. Should impairment exist, the asset is written down to its estimated fair value. The Company has not recognized any impairment losses through March 31, 2014.
Reclassifications
Certain amounts for 2013 have been reclassified to conform to the current period’s presentation.

NOTE 1. ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Reven Housing REIT, Inc. and Subsidiaries (the “Company”) (formerly known as Bureau of Fugitive Recovery, Inc.) was incorporated in the State of Colorado on April 26, 1995. The Company previously provided bounty hunting services for bail bond businesses through July 2, 2012.
On July 2, 2012 Chad M. Carpenter purchased an aggregate of 5,999,300 shares of the outstanding common stock of the Company from certain of the Company’s stockholders in a private transaction. In connection with the transaction, an aggregate of 1,650,000 shares of the Company’s outstanding common stock were returned to treasury for cancellation. Immediately upon the closing of the transaction, Mr. Carpenter became the majority shareholder and Chief Executive Officer of the Company and beneficially owned stock representing 71.8 percent of the outstanding voting shares of the Company.
The Company formally changed its name from Bureau of Fugitive Recovery, Inc. to “Reven Housing REIT, Inc.” and commenced activities to acquire portfolios of occupied and rented single-family houses throughout the United States in accordance with its new business plan. The Company’s business plan involves (i) acquiring portfolios of rented houses from investors; and (ii) receiving income from rental property activity and future profits from sale of rental property at appreciated values.
Discontinued Operations
On July 2, 2012, the Company discontinued operations related to the Bureau of Fugitive Recovery, Inc. upon Chad M. Carpenter becoming the majority shareholder of the Company. Accordingly, the former operations are classified as discontinued operations in the accompanying consolidated statements of operations.
Basis of Accounting
The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Principles of Consolidation
The accompanying financial statements consolidate the accounts of the Company and its wholly-owned subsidiaries, Reven Housing Georgia, LLC and Reven Housing Texas, LLC. All significant inter-company transactions have been eliminated in consolidation.
New Accounting Pronouncements
The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.
Rents and Other Receivables
Rents and other receivables represent the amount of rent receivables, security deposits and net rental funds which are held by the property manager on behalf of the Company, net of any allowance for amounts deemed uncollectible.
Deferred Stock Issuance Costs
Deferred stock issuance costs represent amounts paid for consulting services and other offering expenses in conjunction with the future raising of additional capital to be performed within one year. These costs are charged against additional paid-in capital as a cost of the stock issuance upon closing of the respective stock placement.
Concentration of Risk
Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash. The Company’s cash in excess of the Federal Deposit Insurance Corporation insured limits at December 31, 2013, were approximately $1,911,000. The Company does not believe it is exposed to any significant credit risk due to the quality nature of the financial instruments in which the money is held.
Warrant Issuance and Note Conversion Feature
The Company accounts for the proceeds from the issuance of convertible notes payable with detachable stock purchase warrants and embedded conversion features in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 470-20, Debt with Conversion and Other Options. Under FASB ASC 470-20, the proceeds from the issuance of a debt instrument with detachable stock purchase warrants shall be allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds allocated to the warrants is accounted for as additional paid-in capital and the remaining proceeds are allocated to the debt instrument which resulted in a discount to debt which is amortized and charged as interest expense over the term of the note agreement. Additionally, pursuant to FASB ASC 470-20, the intrinsic value of the embedded conversion feature of the convertible notes payable is included in the discount to debt and amortized and charged to interest expense over the life of the note agreement.
Revenue Recognition
Property is leased under rental agreements of generally one year and revenue is recognized over the lease term on a straight-line basis.
Income Taxes
The Company intends to elect to be taxed as a REIT, as defined in the Internal Revenue Code, commencing with the taxable year ended December 31, 2014. Management believes that the Company will be able to satisfy the requirements for qualification as a REIT. Accordingly, the Company is not expecting to be subject to federal income tax, provided that it qualifies as a REIT and distributions to the stockholders equal or exceed REIT taxable income.
However, qualification and taxation as a REIT depend upon the Company’s ability to meet the various qualification tests imposed under the Internal Revenue Code related to the percentage of income that are earned from specified sources, the percentage of assets that fall within specified categories, the diversity of capital stock ownership, and the percentage of earnings that are distributed. Accordingly, no assurance can be given that the Company will be organized or be able to operate in a manner so as to qualify or remain qualified as a REIT. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates, and the Company may be ineligible to qualify as a REIT for four subsequent tax years. Even if the Company qualifies as a REIT, it may be subject to certain state or local income taxes.
The tax benefit of uncertain tax positions is recognized only if it is “more likely than not” that the tax position will be sustained, based solely on its technical merits, with the taxing authority having full knowledge of relevant information. The measurement of a tax benefit for an uncertain tax position that meets the “more likely than not” threshold is based on a cumulative probability model under which the largest amount of tax benefit recognized is the amount with a greater than 50% likelihood of being realized upon ultimate settlement with the taxing authority, having full knowledge of all the relevant information. As of December 31, 2012 and 2013, the Company had no unrecognized tax benefits. The Company does not anticipate a significant change in the total amount of unrecognized tax benefits during 2014.
Incentive Compensation Plan
During 2012, the Company established the 2012 Incentive Compensation Plan, which was subsequently amended and restated in December 2013 (“2012 Plan”). The 2012 Plan allows for the grant of options and other awards representing up to 33,000,000 shares of the Company’s common stock. Such awards may be granted to officers, directors, employees, consultants and other persons who provide services to the Company or any related entity. Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value. Awards are exercisable over a period of time as determined by a committee designated by the Board of Directors, but in no event longer than ten years. No awards have been granted as of December 31, 2013.
Net Loss Per Share
Net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company’s preferred stock (if any), are not included in the computation if the effect would be anti-dilutive and would increase the earnings or decrease loss per share. For the year ended December 31, 2012 there were no shares that were potentially dilutive. For the year ended December 31, 2013, potentially dilutive securities excluded from the calculations were 5,271,760 shares issuable upon exercise of outstanding warrants granted in conjunction with the convertible notes.
Financial Instruments
The carrying value of the Company’s financial instruments, as reported in the accompanying consolidated balance sheets, approximates fair value.
Security Deposits
Security deposits represent amounts deposited by tenants at the inception of the lease.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and reported amounts of expenses for the periods presented. Accordingly, actual results could differ from those estimates. Significant estimates include assumptions used to value warrants and conversion features associated with convertible notes payable (Note 3). Further, significant estimates include assumptions used to determine the allocation of purchase prices of property acquisitions (Note 1).
Property Acquisitions
The Company accounts for its acquisitions of real estate in accordance with FASB ASC 805, Accounting for Business Combinations, Goodwill, and Other Intangible Assets, which requires the purchase price of acquired properties be allocated to the acquired tangible assets and liabilities, consisting of land, building, and identified intangible assets, consisting of the value of above-market and below-market leases, the value of in-place leases, unamortized lease origination costs and security deposits, based in each case on their fair values.
The Company allocates the purchase price to tangible assets of an acquired property (which includes land and building) based on the estimated fair values of those tangible assets, assuming the property was vacant. Fair value for land and building is based on the purchase price for these properties. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair values of the tangible and intangible assets and liabilities acquired.
The total value allocable to intangible assets acquired, which consists of unamortized lease origination costs and in-place leases (including an above-market or below-market component of an acquired in-place lease), are allocated based on management’s evaluation of the specific characteristics of each tenant’s lease and the Company’s overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of the existing business relationships with the tenant, growth prospects for developing new business with the tenant, the remaining term of the lease and the tenant’s credit quality, among other factors. For acquisitions made in 2012 and 2013, management has determined that no value is required to be allocated to intangible assets, as the leases assumed are short-term with values that are insignificant.
Land, Buildings and Improvements
Land, buildings and improvements are recorded at cost and depreciated over estimated useful lives of approximately 27.5 years using the straight-line method. Maintenance and repair costs are charged to operations as incurred.
The Company assesses the impairment of long-lived assets, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the asset’s carrying value with its fair value, as measured by the anticipated undiscounted net cash flows of the asset. Should impairment exist, the asset is written down to its estimated fair value. The Company has not recognized any impairment losses through December 31, 2013.
Reclassifications
Certain amounts for 2012 have been reclassified to conform to the current year’s presentation.